Allowance for credit losses	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Allowance for credit losses	Allowance for credit losses
Movements in the allowance for credit losses during the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
	2024				2023
	Investment in finance leases	Notes receivable	Loans receivable	Total	Total
Allowance for credit losses at beginning of period	$8,924	$24,274	$689	$33,887	$137,861
Current period increase (decrease) in provision for expected credit losses	98	(90)	(370)	(362)	(980)
Write-offs charged against the allowance	—	—	—	—	(36,883)
Allowance for credit losses at end of period	$9,022	$24,184	$319	$33,525	$99,998
During the six months ended June 30, 2023, we decreased our credit provision by $1 million and recognized write-offs charged against the allowance of $37 million with respect to one of our lessees.